_________________
                        RULE 24f-2 NOTICE
                       FOR PERRITT CAPITAL
                        GROWTH FUND, INC.
                       (File No. 33-16812)
                        December 21, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

           Re: Rule 24f-2 Notice for Perritt Capital Growth Fund,
               Inc., File Number 33-16812

Gentlemen:

          Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

          (1) This Rule 24f-2 Notice is filed for the fiscal year ended October 31, 1995.

          (2) - (3) No securities of the undersigned have ever been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

          (4) - (5) The amount of Common Stock, $.01 par value, sold pursuant to Rule 24f-2 during the fiscal year ended October 31, 1995, was $626,072.04 based on the actual aggregate sales price for such securities. The amount of Common Stock, $.01 par value, redeemed pursuant to Rule 24f-2 during the fiscal year ended October 31, 1995, was $1,294,216.74 based on the actual aggregate redemption price for such securities.

          Pursuant to Rule 24f-2(c) an additional filing fee has not been enclosed because redemptions of shares during the fiscal year ended October 31, 1995 exceeded the aggregate sales of shares during such year. Four additional copies of this Rule 24f-2 Notice and the required opinion of Foley & Lardner, counsel for Perritt Capital Growth Fund, Inc., are enclosed herewith.

                         Very truly yours,

                         PERRITT CAPITAL GROWTH FUND, INC.

                         By:______________________________
                            Allison Hearst, Secretary